Unaudited condensed consolidated balance sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	34,583,544	33,257,291
Common stock shares outstanding	30,331,661	29,812,755
Preferred stock shares authorized	200,000,000	200,000,000
Treasury stock common shares	4,251,883	3,444,536
Series A Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares authorized	800,000	800,000
Preferred stock shares issued	795,878	795,878
Preferred stock shares outstanding	795,878	795,878
Series B Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares authorized	16,000	16,000
Preferred stock shares issued	16,000	16,000
Preferred stock shares outstanding	16,000	16,000